Financial Instruments - Schedule of Fixed Rate Instruments (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Fixed Rate Instruments [Abstract]
Current financial liabilities	$ (2,555,683)	$ (2,546,243)
Non-current financial liabilities	$ (11,703,708)	$ (99,046)